Related party transactions - Summary of Compensation of Key Management Personnel and Directors (Detail) - Key management personnel and Directors [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of transactions between related parties [line items]
Salaries and other short-term employee benefits	$ 27	$ 19
Post-employment benefits	2	3
Share-based payments	40	35
Compensation of key management personnel and Directors	$ 69	$ 57